UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [  ]; Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SIFE
Address: 100 North Wiget Lane

         Walnut Creek, CA 94598


13F File Number:  28-3808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cary D. McReynolds
Title:    General Counsel
Phone:    (925) 988-2408

Signature, Place, and Date of Signing:

     /s/  Cary D. McReynolds       Walnut Creek, CA            05/04/01
     -----------------------       ----------------            --------
            (Signature)             (City, State)               (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          ----------
Form 13F Information Table Entry Total:           62
                                          ----------
Form 13F Information Table Value Total:    $ 716,180
                                          ----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE.


                                                          FORM 13F INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
                                                           VALUE      SHARES/   SH/  PUT/  INVSTMT   OTHER    ----------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT   PRN  CALL  DSCRETN  MANAGERS    SOLE   SHARED  NONE
------------------------------ ---------------- --------- --------   ---------  ---  ----  -------  --------  -------  ------  ----
A.G EDWARDS                    COM              281760108     9620  260000.00   SH         SOLE              260000.00
ABN AMRO HOLDING NV            COM              000937102      917   50000.00   SH         SOLE               50000.00
AFFILIATED MANAGERS            COM              008252108     2820   60000.00   SH         SOLE               60000.00
AIG INTERNATIONAL              COM              026874107    12075  150000.00   SH         SOLE              150000.00
ALLIANCE CAPITAL               COM              01855A101     7927  192400.00   SH         SOLE              192400.00
AMERICAN EXPRESS               COM              025816109     6195  150000.00   SH         SOLE              150000.00
AMSOUTH BANCORP                COM              032165102     7580  450950.00   SH         SOLE              450950.00
AUTO ZONE                      COM              053332102     3082  110000.00   SH         SOLE              110000.00
BANK OF NEW YORK               COM              064057102    22030  447400.00   SH         SOLE              447400.00
BB&T CORP.                     COM              054937107    14071  400096.00   SH         SOLE              400096.00
BEAR STEARNS                   COM              073902108     3892   85100.00   SH         SOLE               85100.00
CAPITAL ONE FINL CORP COM      COM              14040H105      555   10000.00   SH         SOLE               10000.00
CHARTER ONE FINL               COM              160903100    22764  804373.50   SH         SOLE              804373.50
CITIGROUP                      COM              172967101    19641  436665.40   SH         SOLE              436665.40
CITY NATL CORP                 COM              178566105    13828  360000.00   SH         SOLE              360000.00
COMERICA INC COM               COM              200340107    41327  671990.00   SH         SOLE              671990.00
COMMUNITY FIRST                COM              203902101     6824  338024.00   SH         SOLE              338024.00
COMPASS BANC                   COM              20449H109     9670  452400.00   SH         SOLE              452400.00
CULLEN/FROST                   COM              229899109    13128  383300.00   SH         SOLE              383300.00
FANNIE MAE                     COM              313586109    23880  300000.00   SH         SOLE              300000.00
FIFTH THIRD                    COM              316773100    13266  248250.00   SH         SOLE              248250.00
FIRST TENN NATL                COM              337162101    18540  600000.00   SH         SOLE              600000.00
FLEETBOSTON FINL               COM              338915101    57274 1517200.00   SH         SOLE             1517200.00
FREDDIE MAC                    COM              313400301     8642  133300.00   SH         SOLE              133300.00
HONEYWELL INTL                 COM              438516106     1563   38300.00   SH         SOLE               38300.00
INDEPENDENT BANK               COM              453836108     8115  541000.00   SH         SOLE              541000.00
INGERSOLL-RAND                 COM              456866102     3765   94800.00   SH         SOLE               94800.00
J.P. MORGAN CHASE & CO.        COM              16161A108    35920  800000.00   SH         SOLE              800000.00
JOHNSON CONTROL                COM              478366107      625   10000.00   SH         SOLE               10000.00
LEGG MASON                     COM              524901105     2779   66000.00   SH         SOLE               66000.00
LEGGETT & PLATT                COM              524660107     1538   80000.00   SH         SOLE               80000.00
LEHMAN BROTHERS                COM              524908100     6897  110000.00   SH         SOLE              110000.00
M&T BANK CORP                  COM              55261F104    27331  391000.00   SH         SOLE              391000.00
MBNA INC.                      COM              55262L100     3227   97500.00   SH         SOLE               97500.00
MELLON FINANCIAL               COM              58551A108    32416  800000.00   SH         SOLE              800000.00
MERCANTILE BANKSHARES COM      COM              587405101     1850   50000.00   SH         SOLE               50000.00
MERRILL LYNCH                  COM              590188108     5075   91600.00   SH         SOLE               91600.00
METLIFE                        COM              59156R108      601   20000.00   SH         SOLE               20000.00
MORGAN DEAN WITTER             COM              617446448     2215   41400.00   SH         SOLE               41400.00
NATIONAL CITY                  COM              635405103     6687  250000.00   SH         SOLE              250000.00
NORTH FORK BANC                COM              659424105    20221  779232.00   SH         SOLE              779232.00
NORTHERN TRUST                 COM              665859104     8550  136800.00   SH         SOLE              136800.00
PACIFIC CENTURY                COM              694058108      733   38600.00   SH         SOLE               38600.00
PNC FINANCIAL GRP              COM              693475105    25745  380000.00   SH         SOLE              380000.00
REGIONS FINL CORP              COM              758940100     1991   70000.00   SH         SOLE               70000.00
SCHWAB, CHARLES                COM              808513105     5243  340000.00   SH         SOLE              340000.00
SOUTHTRUST CORP.               COM              844730101     2974   65000.00   SH         SOLE               65000.00
SOUTHWEST BANK OF TEXAS        COM              84476R109     1569   50000.00   SH         SOLE               50000.00
SOVEREIGN BANC                 COM              845905108     4234  500000.00   SH         SOLE              500000.00
STATE ST. CORP                 COM              857477103    11339  121400.00   SH         SOLE              121400.00
STERLING BANCSHS               COM              858907108     1750  100000.00   SH         SOLE              100000.00
SUMMIT BANCSHRS                COM              866011109     5184  290000.00   SH         SOLE              290000.00
SUNTRUST BANKS                 COM              867914103    26613  410700.00   SH         SOLE              410700.00
TCF FINANCIAL                  COM              872275102     6848  181200.00   SH         SOLE              181200.00
TELEFLEX INC.                  COM              879369106     1974   48200.00   SH         SOLE               48200.00
UMPQUA HOLDINGS CORP           COM              904214103       99   10000.00   SH         SOLE               10000.00
US BANCORP (Post merger w/F    COM              902973304    34121 1470750.00   SH         SOLE             1470750.00
WACHOVIA CORP                  COM              929771103    18075  300000.00   SH         SOLE              300000.00
WASHINGTON MUT.                COM              939322103     7665  140000.00   SH         SOLE              140000.00
WELLS FARGO & CO               COM              949746101    36113  730000.00   SH         SOLE              730000.00
WESTAMERICA                    COM              957090103    11325  300000.00   SH         SOLE              300000.00
ZIONS BANCORP                  COM              989701107     3662   70300.00   SH         SOLE               70300.00
REPORT SUMMARY                 62 DATA RECORDS              716180               0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
